SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Customers Accounting for Ten Percent or More of Total Revenues) (Details) - Sales Revenue, Net [Member] - Credit Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Concentration Risk [Line Items]
Percentage of revenues	31.90%		40.50%	54.80%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of revenues		[1]	14.60%		[1]
Customer C [Member]
Concentration Risk [Line Items]
Percentage of revenues	14.60%

[1]	The amount was less than 10%.